SHORT-TERM BANK LOANS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank loans	$ 15,462,491	$ 20,606,791	$ 23,590,469
Agricultural Bank Of China [Member] | From September 18, 2012 to September 17, 2013
Short-term Debt [Line Items]
Short-term bank loans		5,547,982
Agricultural Bank Of China [Member] | From September 18, 2012 to September 17, 2013 | Suzhou Dingli Real Estate Co Ltd [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate	5.82%	5.82%
Agricultural Bank Of China [Member] | From November 8, 2012 to November 7, 2013
Short-term Debt [Line Items]
Short-term bank loans	1,627,631	6,340,551
Agricultural Bank Of China [Member] | From November 8, 2012 to November 7, 2013 | Suzhou Dingli Real Estate Co Ltd [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate	5.87%	5.87%
Agricultural Bank Of China [Member] | From November 22, 2012 to November 21, 2013
Short-term Debt [Line Items]
Short-term bank loans	5,696,707	5,547,982
Agricultural Bank Of China [Member] | From November 22, 2012 to November 21, 2013 | Suzhou Dingli Real Estate Co Ltd [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate	6.00%	6.00%
Agricultural Bank Of China [Member] | From December 13, 2012 to December 12, 2013
Short-term Debt [Line Items]
Short-term bank loans	3,255,261	3,170,276
Agricultural Bank Of China [Member] | From December 13, 2012 to December 12, 2013 | Suzhou Dingli Real Estate Co Ltd [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate	6.04%	6.04%
Agricultural Bank Of China [Member] | From September 26, 2013 to September 25, 2014
Short-term Debt [Line Items]
Short-term bank loans	4,882,892
Agricultural Bank Of China [Member] | From September 26, 2013 to September 25, 2014 | Suzhou Dingli Real Estate Co Ltd [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate	4.40%
Agricultural Bank Of China [Member] | From October 31, 2011 to October 30, 2012
Short-term Debt [Line Items]
Short-term bank loans			11,795,234
Agricultural Bank Of China [Member] | From October 31, 2011 to October 30, 2012 | Suzhou Dingli Real Estate Co Ltd [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate		6.89%
Agricultural Bank Of China [Member] | From November 14, 2011 to November 13, 2012
Short-term Debt [Line Items]
Short-term bank loans			$ 11,795,235
Agricultural Bank Of China [Member] | From November 14, 2011 to November 13, 2012 | Suzhou Dingli Real Estate Co Ltd [Member]
Short-term Debt [Line Items]
Fixed Annual Interest Rate		6.89%